CONVERTIBLE NOTES - Additional Information (Details)						1 Months Ended				6 Months Ended	12 Months Ended
	May 13, 2019 USD ($)	Mar. 13, 2019 USD ($)	Feb. 27, 2019 USD ($) $ / shares	Jan. 07, 2014 USD ($) $ / shares	Jan. 07, 2014 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Feb. 28, 2019 USD ($)	Feb. 27, 2019 USD ($) $ / shares shares	Feb. 19, 2019 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Mar. 27, 2019	Jan. 06, 2019 shares	Mar. 02, 2018 $ / shares shares
Convertible Note Principal And Exercise Of Warrant [Line Items]
Proceeds from Convertible Debt											$ 500,000	$ 1,300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | $ / shares										$ 0.18	$ 0.18				$ 0.2301
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.12					$ 0.12
Debt Conversion, Converted Instrument, Shares Issued | shares								10,833,333
Warrants issued with debt											$ 176,573	$ 348,443
Number of shares of common stock purchased | shares										8,125,000	8,125,000				3,860,294
Debt Instrument, Maturity Date, Description								The 2019 Notes will mature on March 1, 2024
Warrants Not Settleable in Cash, Fair Value Disclosure										$ 348,443	$ 348,443
Fair Value Per Warrant | $ / shares										$ 0.06	$ 0.06
Measurement Input, Price Volatility [Member] | Black Scholes [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input										67.86	67.86
Measurement Input, Expected Term [Member] | Black Scholes [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input										5	5
Measurement Input, Risk Free Interest Rate [Member] | Black Scholes [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input										2.49	2.49
Note Warrant
Convertible Note Principal And Exercise Of Warrant [Line Items]
Number of shares of common stock purchased | shares														1,149,016
Note Warrant | Estimate of Fair Value Measurement [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants										$ 348,443	$ 348,443
2020 Notes
Convertible Note Principal And Exercise Of Warrant [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | $ / shares										$ 0.45	$ 0.45
Debt Conversion, Converted Instrument, Shares Issued | shares						1,391,982
Warrants Not Settleable in Cash, Fair Value Disclosure										$ 176,573	$ 176,573
January 2014 [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Debt Instrument, Face Amount											55,000
Debt Instrument, Increase, Accrued Interest											14,000
Debt Instrument, Term				60 months
Convertible Notes
Convertible Note Principal And Exercise Of Warrant [Line Items]
Proceeds from Convertible Debt			$ 1,300,000		$ 55,000	$ 500,000		$ 1,300,000	$ 1,300,000
Debt Instrument, Interest Rate, Stated Percentage			75.00%	5.00%	5.00%	75.00%		75.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | $ / shares			$ 0.18			$ 0.45		$ 0.18
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.12	$ 0.06	$ 0.06	$ 0.36		$ 0.12
Debt Conversion, Converted Instrument, Shares Issued | shares					916,667
Convertible Notes | January 2014 [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Bifurcated Liability				$ 55,000	$ 55,000
Residual Debt Value											$ 0
Convertible Notes | February 2019 [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			5.00%					5.00%					5.00%
First Closing
Convertible Note Principal And Exercise Of Warrant [Line Items]
Proceeds from Convertible Debt							$ 650,000	$ 650,000
Second Closing
Convertible Note Principal And Exercise Of Warrant [Line Items]
Proceeds from Convertible Debt	$ 650,000	$ 650,000
2020 Convertible Notes
Convertible Note Principal And Exercise Of Warrant [Line Items]
Proceeds from Convertible Debt						$ 500,000
Debt Instrument, Interest Rate, Stated Percentage						5.00%
Debt Instrument, Convertible, Conversion Price | $ / shares						$ 0.36
Number of shares of common stock purchased | shares										1,043,988	1,043,988
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants											$ 176,573
Warrants Not Settleable in Cash, Fair Value Disclosure										$ 176,573
Fair Value Per Warrant | $ / shares										$ 0.26	$ 0.26
Intrinsic value of conversion allocated to additional paid up capital										$ 289,045	$ 289,045
2020 Convertible Notes | Measurement Input, Price Volatility [Member] | Black Scholes [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input										74.6	74.6
2020 Convertible Notes | Measurement Input, Expected Term [Member] | Black Scholes [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input										5
2020 Convertible Notes | Measurement Input, Risk Free Interest Rate [Member] | Black Scholes [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Warrants and Rights Outstanding, Measurement Input										0.32	0.32
2020 Convertible Notes | 2020 Notes
Convertible Note Principal And Exercise Of Warrant [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						5.00%